Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses:
Directors’ fees													$ 735	$ 720	$ 707
Earnings before income taxes	$ 8,720	$ 9,862	$ 9,889	$ 9,154	$ 8,888	$ 8,772	$ 8,503	$ 6,924	$ 6,514	$ 7,115	$ 6,684	$ 4,862	37,625	33,087	25,175
Federal income tax benefits													(13,762)	(12,310)	(9,306)
Net earnings	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 4,163	$ 4,481	$ 4,247	$ 2,978	23,863	20,777	15,869
Other comprehensive earnings, net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $35, $2,454 and $4,231, respectively													(58)	3,953	(6,820)
Reclassification adjustments for net gains included in net earnings, net of taxes of $71, $209 and $30, respectively													(114)	(336)	(48)
Other comprehensive earnings (losses)													(172)	3,617	(6,868)
Comprehensive earnings													23,691	24,394	9,001
Wilson Bank Holding Company [Member]
Expenses:
Directors’ fees													350	351	337
Other													152	191	83
Earnings before income taxes													(502)	(542)	(420)
Federal income tax benefits													198	212	173
Non-interest expense													(304)	(330)	(247)
Equity in undistributed earnings of commercial bank subsidiary													24,167	21,107	16,116
Net earnings													23,863	20,777	15,869
Other comprehensive earnings, net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $35, $2,454 and $4,231, respectively													(58)	3,953	(6,820)
Reclassification adjustments for net gains included in net earnings, net of taxes of $71, $209 and $30, respectively													(114)	(336)	(48)
Other comprehensive earnings (losses)													(172)	3,617	(6,868)
Comprehensive earnings													$ 23,691	$ 24,394	$ 9,001